Loss Per Share Or Ads (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	116,743	37,458	23,853
Amounts used in the computation of basic and diluted loss per	$ (6,244)	$ (2,007)	$ (2,617)
ADS [Member]
Statement Line Items [Line Items]
Weighted number of shares, Amounts used in the computation of basic and diluted loss per	2,919	936	596
Amounts used in the computation of basic and diluted loss per	$ (6,244)	$ (2,007)	$ (2,617)